Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000026755 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000026755 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026755 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026755 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026755 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026755 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026755 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026755 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026755 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026755 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026755 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000026756 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000026756 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026756 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000026756 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026756 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026756 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026756 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026756 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000026756 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000026756 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000026756 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000212354 [Member] | Multi Family Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000212354 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000212354 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000212354 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212354 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000212354 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000212354 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212354 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000212354 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212354 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000212354 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%